ACQUISITIONS (In-Process Research and Development Projects Acquired) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Purchased in-process research and development	$ 7
Research and development in process		44
Agricultural Sciences [Member] | Germplasm from Sudwestsaat GbR [Member]
Estimated value assigned to IPR&D		17
Date of acquisition		12/16/08
Agricultural Sciences [Member] | Germplasm from Dairyland Seed Co., Inc. and Bio-Plant Research Ltd. [Member]
Estimated value assigned to IPR&D		23
Date of acquisition		8/29/08
Agricultural Sciences [Member] | Germplasm from Triumph Seed Co., Inc [Member]
Estimated value assigned to IPR&D		4
Date of acquisition		2/29/08
Corporate [Member] | Lithium ion Battery Technology Purchase [Member]
Estimated value assigned to IPR&D	7
Date of acquisition	10/30/09
Agricultural Sciences [Member]
Estimated value assigned to IPR&D		$ 44